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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                      Pioneer Oakridge Large Cap Growth Fund
                   Schedule of Investments  8/31/08 (unaudited)

Shares                                                                 Value
               COMMON STOCKS - 92.0 %
               Energy - 10.6 %
               Oil & Gas Drilling - 2.0 %
 86,875        Transocean Offshore, Inc. *  (b)                    $ 11,050,500
               Oil & Gas Equipment & Services - 2.9 %
174,220        Schlumberger, Ltd.                                  $ 16,415,008
               Oil & Gas Exploration & Production - 5.7 %
201,900        Petrohawk Energy Corp. *                            $  6,987,759
194,545        Southwestern Energy Co. *                              7,464,692
344,918        XTO Energy, Inc. (b)                                  17,387,316
                                                                   $ 31,839,767
               Total Energy                                        $ 59,305,275
               Materials - 2.7 %
               Fertilizers & Agricultural Chemicals - 0.9 %
 46,820        Monsanto Co. *                                      $  5,349,185
               Specialty Chemicals - 1.8 %
215,110        Ecolab, Inc. (b)                                    $  9,839,131
               Total Materials                                     $ 15,188,316
               Capital Goods - 8.2 %
               Aerospace & Defense - 5.9 %
 80,430        Precision Castparts Corp.                           $  8,305,202
231,945        Raytheon Co.                                          13,914,381
164,275        United Technologies Corp.                             10,774,797
                                                                   $ 32,994,380
               Industrial Machinery - 2.3 %
159,870        Danaher Corp. (b)                                   $ 13,040,596
               Total Capital Goods                                 $ 46,034,976
               Commercial Services & Supplies - 1.1 %
               Diversified Commercial Services - 1.1 %
217,032        Iron Mountain, Inc. * (b)                           $  6,274,395
               Total Commercial Services & Supplies                $  6,274,395
               Automobiles & Components - 1.7 %
               Auto Parts & Equipment - 1.7 %
306,965        Johnson Controls, Inc.                              $  9,491,358
               Total Automobiles & Components                      $  9,491,358
               Media - 1.4 %
               Movies & Entertainment - 1.4 %
560,600        News Corp., Inc.                                    $  7,938,096
               Total Media                                         $  7,938,096
               Retailing - 5.8 %
               Computer & Electronics Retail - 1.7 %
209,915        Best Buy Co., Inc. (b)                              $  9,397,895
               General Merchandise Stores - 1.9 %
201,665        Target Corp.                                        $ 10,692,278
               Specialty Stores - 2.2 %
507,162        Staples, Inc.                                       $ 12,273,320
               Total Retailing                                     $ 32,363,493
               Food, Beverage & Tobacco - 2.4 %
               Soft Drinks - 2.4 %
199,408        PepsiCo, Inc.                                       $ 13,655,460
               Total Food, Beverage & Tobacco                      $ 13,655,460
               Household & Personal Products - 3.0 %
               Household Products - 3.0 %
237,478        Procter & Gamble Co. *                              $ 16,568,840
               Total Household & Personal Products                 $ 16,568,840
               Health Care Equipment & Services - 5.3 %
               Health Care Distributors - 2.0 %
191,840        Henry Schein, Inc. * (b)                            $ 11,218,803
               Health Care Equipment - 3.3 %
326,510        Hologic, Inc. *  (b)                                $  6,928,542
171,725        Stryker Corp.                                         11,538,203
                                                                   $ 18,466,745
               Total Health Care Equipment & Services              $ 29,685,548
               Pharmaceuticals & Biotechnology - 13.2 %
               Biotechnology - 6.4 %
165,175        Celgene Corp. *                                     $ 11,446,628
130,950        Genentech, Inc. *                                     12,931,313
219,515        Gilead Sciences, Inc. *                               11,564,050
                                                                   $ 35,941,991
               Life Sciences Tools & Services - 2.6 %
236,690        Thermo Fisher Scientific, Inc. *                    $ 14,333,946
               Pharmaceuticals - 4.2 %
237,025        Abbott Laboratories                                 $ 13,612,346
173,765        Allergan, Inc.                                         9,708,251
                                                                   $ 23,320,597
               Total Pharmaceuticals & Biotechnology               $ 73,596,534
               Diversified Financials - 6.3 %
               Asset Management & Custody Banks - 2.2 %
480,165        Invesco, Ltd.                                       $ 12,306,629
               Investment Banking & Brokerage - 2.2 %
513,155        Charles Schwab Corp.                                $ 12,310,588
               Specialized Finance - 1.9 %
 11,745        CME Group Inc. (b)                                  $  3,939,038
 77,155        IntercontinentalExchange, Inc. *                       6,791,955
                                                                   $ 10,730,993
               Total Diversified Financials                        $ 35,348,210
               Insurance - 2.5 %
               Life & Health Insurance - 2.5 %
250,480        Aflac, Inc.                                         $ 14,202,216
               Total Insurance                                     $ 14,202,216
               Software & Services - 10.5 %
               Application Software - 4.2 %
289,230        Adobe Systems, Inc. *                               $ 12,387,721
199,600        Sap AG (A.D.R.) *                                     11,193,568
                                                                   $ 23,581,289
               Data Processing & Outsourced Services - 1.3 %
 93,315        Visa, Inc. (b)                                      $  7,082,609
               Internet Software & Services - 2.9 %
 34,570        Google, Inc. *                                      $ 16,015,935
               Systems Software - 2.1 %
441,870        Microsoft Corp.                                     $ 12,058,632
               Total Software & Services                           $ 58,738,465
               Technology Hardware & Equipment - 13.1 %
               Communications Equipment - 8.3 %
691,660        Cisco Systems, Inc. *                               $ 16,634,423
428,310        Corning, Inc.                                          8,797,487
397,360        Qualcomm, Inc.                                        20,921,004
                                                                   $ 46,352,914
               Computer Hardware - 4.8 %
 87,895        Apple, Inc. *                                       $ 14,900,839
255,115        Hewlett-Packard Co.                                   11,969,996
                                                                   $ 26,870,835
               Total Technology Hardware & Equipment               $ 73,223,749
               Semiconductors - 3.9 %
               Semiconductors - 3.9 %
521,060        Intel Corp.                                         $ 11,916,642
391,590        Texas Instruments, Inc.                                9,597,871
                                                                   $ 21,514,513
               Total Semiconductors                                $ 21,514,513
               TOTAL COMMON STOCKS
               (Cost  $451,471,590)                                $ 513,129,444

Principal
Amount
               TEMPORARY CASH INVESTMENTS - 7.8 %
               Repurchase Agreement - 7.8 %
8,750,000      Bank of America, 2.14%, dated 8/30/08, repurchase price
               of $8,750,000 plus accrued interest on 9/1/08 collateralized by the following:

               $13,185,666 Federal National Mortgage Association, 5$  8,750,000

8,750,000      Barclays Plc, 2.12%, dated 8/30/08, repurchase price
               of $8,750,000 plus accrued interest on 9/1/08 collateralized by the following:

               $9,037,807 Federal National Mortgage Association, 5.5% 8,750,000

8,760,000      Deutsche Bank, 2.14%, dated 8/30/08, repurchase pric
               of $8,760,000 plus accrued interest on 9/1/08 collateralized by the following:

               $7,919,294 Freddie Mac Giant, 4.5-7.0%, 6/1/23-8/1/38
               $1,636,817 Federal Home Loan Mortgage Corp., 5.806-6.425%, 9/1/33-1/1/37
               $1,569,276 Federal National Mortgage Association (ARM), 4.915-6.303%, 6/1/35-9/1/36
               $1,900,897 Federal National Mortgage Association, 5.0- 8,760,000

8,750,000      JP Morgan Chase & Co., 2.13%, dated 8/30/08, repurch
               of $8,750,000 plus accrued interest on 9/1/08 collateralized by $11,940,759 Federal National Mortgage Association, 5.0 8,750,000

8,750,000      Merrill Lynch, Fenner & Smith, Inc., 2.06%, dated 8/30/08, repurchase price
               of $8,750,000 plus accrued interest on 9/1/08 collateralized by the following:

               $9,858,487 Freddie Mac Giant, 5.0-6.5%, 5/1/34-8/1/38
               $1,200,661 Government National Mortgage Association    8,750,000
                                                                   $ 43,760,000
Shares
               Securities Lending Collateral  - x.x%
               Certificates of Deposit:
2,040,218      CBA, 3.02%, 7/16/09                                 $  2,040,218
1,020,109      Citibank,  2.73%, 10/30/08                             1,020,109
1,020,109      Abbey National Plc, 3.15%, 8/13/09                     1,020,109
1,020,781      Banco Santander NY, 3.09%, 12/22/08                    1,020,781
1,019,832      Bank of Nova Scotia, 3.18%, 5/5/09                     1,019,832
367,024        Bank of Scotland NY, 2.89%, 11/4/08                      367,024
1,628,641      Bank of Scotland NY, 3.03%, 9/26/08                    1,628,641
1,836,196      Barclays Bank, 3.18%, 5/27/09                          1,836,196
2,040,218      BNP Paribas NY,  2.72%, 11/3/08                        2,040,218
856,892        Calyon NY, 2.64%, 9/29/08                                856,892
203,665        Calyon NY, 2.69%, 1/16/09                                203,665
120,137        Calyon NY, 2.69%, 1/16/09                                120,137
756,574        Dexia Bank NY, 3.37%, 9/29/08                            756,574
1,836,196      DNB NOR Bank ASA NY, 2.9%, 6/8/09                      1,836,196
87,695         Fortis, 3.11%, 9/30/08                                    87,695
1,868,840      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                 1,868,840
117,969        NORDEA NY, 2.72%, 4/9/09                                 117,969
97,829         NORDEA NY, 2.73%, 12/1/08                                 97,829
1,020,111      Royal Bank of Canada NY, 2.6%, 9/5/08                  1,020,111
1,530,163      Royal Bank of Canada NY, 3.0%, 8/7/09                  1,530,163
612,289        Bank of Scotland NY, 2.96%, 11/3/08                      612,289
118,308        Skandinavian Enskilda Bank NY, 3.18%, 9/22/08            118,308
203,655        Skandinavian Enskilda Bank NY, 3.06%, 2/13/09            203,655
1,836,196      Svenska Bank NY, 2.7%, 7/8/09                          1,836,196
1,285,337      Toronto Dominion Bank NY, 2.77%, 9/5/08                1,285,337
612,065        Toronto Dominion Bank NY, 2.75%, 11/5/08                 612,065
1,020,109      Wachovia, 3.62%, 10/28/08                              1,020,109
                                                                   $ 26,177,157
               Commercial Paper:
202,875        Dexdel, 2.7%, 11/10/08                              $    202,875
2,025,466      JP Morgan Chase & Co., 1.42%, 12/3/08                  2,025,466
202,979        Met Life, Inc., 2.7%, 11/3/08                            202,979
2,040,218      HSBC Securities, Inc., 2.88%, 9/29/08                  2,040,218
2,003,494      Honda Finance Corp., 2.92%, 7/14/09                    2,003,494
1,016,768      Royal Bank of Scotland, 2.66%, 10/14/08                1,016,768
611,994        John Deere Capital Corp., 2.78%, 12/12/08                611,994
2,040,218      Monumental Global Funding, Ltd., 3.24%, 8/17/09        2,040,218
1,836,196      New York Life Global, 2.98%, 9/4/09                    1,836,196
2,040,218      Societe Generale, 3.29%, 9/4/09                        2,040,218
194,190        Bank Bovespa NY, 2.79%, 3/12/09                          194,190
917,956        General Electric Capital Corp., 2.77%, 1/5/09            917,956
1,019,820      General Electric Capital Corp., 2.82%, 3/16/09         1,019,820
1,020,109      CME Group, Inc., 3.0%, 8/6/09                          1,020,109
377,295        IBM, 3.18%, 2/13/09                                      377,295
1,020,109      IBM, 3.18%, 6/26/09                                    1,020,109
1,836,196      Met Life Global Funding, 3.16%, 6/12/09                1,836,196
2,040,218      U.S. Bank, 2.912%, 8/24/09                             2,040,218
203,801        Wachovia Corp., 2.85%, 10/28/08                          203,801
1,734,185      WestPac, 3.18%, 6/1/09                                 1,734,185
                                                                   $ 24,384,305
               Mutual Funds:
1,530,163      AIM Short Term Investment Trust, 2.47%              $  1,530,163
1,530,163      Dreyfus Preferred Money Market Fund, 3.18%             1,530,163
                                                                   $  3,060,327
               Tri-party Repurchase Agreements:
6,120,654      ABN Amro, 2.11%, 9/2/08                             $  6,120,654
765,898        Barclays Capital Markets, 2.11%, 9/2/08                  765,898
464,782        Deutsche Bank, 2.11%, 9/2/08                             464,782
7,181,567      Lehman Brothers, 2.11%, 9/2/08                         7,181,567
                                                                   $ 14,532,901
               Time Deposit:
3,060,327      SunTrust Banks, Inc., 1.875%, 9/2/08                $  3,060,327
               Other:
304,283        ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $    304,283
                                                                   $  3,364,610
               Total Securities Lending Collateral                 $ 71,519,300
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $115,279,300)                                $ 115,279,300
               TOTAL INVESTMENT IN SECURITIES
               (Cost  $566,750,890)(a)                             $ 628,408,744
               OTHER ASSETS AND LIABILITIES                        $
(70,398,024)
               TOTAL NET ASSETS - 100.0%                           $ 558,010,721

     *         Non-income producing security.

(A.D.R.)       American Depositary Receipt

   (a) At August 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $569,930,253 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost           $ 151,623,672

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value             -93,145,181

               Net unrealized gain                                 $ 58,478,491


   (b)         At August 31, 2008, the following securities were out on loan:

Shares                             Description                           Value
   207,200     Best Buy Co., Inc.                                  $ 9,276,344
     11,600    CME Group Inc.                                        3,890,408
   149,900     Danaher Corp.                                         12,227,343
   205,000     Ecolab, Inc.                                          9,376,700
   321,500     Hologic, Inc. *                                       6,822,230
   212,500     Iron Mountain, Inc. *                                 6,143,375
     30,800    Henry Schein, Inc. *                                  1,801,184
     76,000    Transocean Offshore, Inc. *                           9,667,200
     92,100    Visa, Inc.                                            6,990,390
     73,000    XTO Energy, Inc.                                      3,679,930
               Total                                               $ 69,875,104



               FAS 157 Footnote Disclosures
               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of August
                   31, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investment      Other Financial
                                              in Securities     Instruments
Level 1 - Quoted Prices                        $513,129,444	0
Level 2 - Other Significant Observable Inputs   115,279,300	0
Level 3 - Significant Unobservable Inputs	0		0
Total                                          $628,408,744	0

           Pioneer Oakridge Small Cap Growth Fund
           Schedule of Investments  8/31/08


 Shares                                                             Value

           COMMON STOCKS - 92.9 %
           Energy - 8.3 %
           Oil & Gas Equipment And Services - 1.7 %
  147,243  Superior Well Services, Inc. * (b)                  $   4,853,129
           Oil & Gas Exploration & Production - 6.6 %
  146,000  Concho Resources, Inc. *                            $   4,769,820
  212,425  Petrohawk Energy Corp. *                                7,352,029
  333,600  Rex Energy Corp *                                       6,695,352
                                                               $  18,817,201
           Total Energy                                        $  23,670,330
           Materials - 2.8 %
           Industrial Gases - 2.8 %
  135,100  Airgas, Inc. (b)                                    $   8,003,324
           Total Materials                                     $   8,003,324
           Capital Goods - 16.3 %
           Aerospace & Defense - 6.7 %
  159,380  AAR Corp. * (b)                                     $   2,529,361
  134,700  Moog, Inc. *                                            6,384,780
  233,000  Orbital Sciences Corp. * (b)                            6,160,520
  119,500  Stanley, Inc. *                                         4,070,170
                                                               $  19,144,831
           Construction & Engineering - 2.3 %
  204,150  Quanta Services, Inc. * (b)                         $   6,520,551
           Construction & Farm Machinery & Heavy Trucks - 2.3 %
   93,870  Bucyrus International, Inc.                         $   6,556,820
           Industrial Machinery - 5.0 %
   98,250  Altra Holdings, Inc. *                              $   1,767,518
  175,200  China Fire & Security Group * (b)                       1,923,696
    5,000  Colfax Corp. * (b)                                        122,950
  148,302  Idex Corp.                                              5,497,555
   90,424  The Middleby Corp. * (b)                                4,825,025
                                                               $  14,136,744
           Total Capital Goods                                 $  46,358,946
           Commercial Services & Supplies - 2.3 %
           Environmental & Facilities Services - 2.3 %
  183,015  Waste Connections, Inc. * (b)                       $   6,645,275
           Total Commercial Services & Supplies                $   6,645,275
           Transportation - 1.6 %
           Trucking - 1.6 %
  259,695  Knight Transportation, Inc. (b)                     $   4,645,944
           Total Transportation                                $   4,645,944
           Consumer Durables & Apparel - 6.8 %
           Apparel, Accessories & Luxury Goods - 2.7 %
  285,600  True Religion Apparel, Inc. * (b)                   $   7,754,040
           Footwear - 4.1 %
  334,870  Iconix Brand Group, Inc. * (b)                      $   4,329,869
  273,025  Wolverine World Wide, Inc. (b)                          7,188,748
                                                               $  11,518,617
           Total Consumer Durables & Apparel                   $  19,272,657
           Consumer Services - 1.6 %
           Casinos & Gaming - 1.6 %
  137,200  WMS Industries, Inc. * (b)                          $   4,609,920
           Total Consumer Services                             $   4,609,920
           Retailing - 2.0 %
           Distributors - 2.0 %
  303,460  LKQ Corp. *                                         $   5,683,806
           Total Retailing                                     $   5,683,806
           Food Beverage & Tobacco - 2.4 %
           Distillers & Vintners - 2.4 %
  118,900  Central European Distribution Corp. * (b)           $   6,859,341
           Total Food Beverage & Tobacco                       $   6,859,341
           Household & Personal Products - 5.1 %
           Household Products - 2.0 %
   92,192  Church & Dwight Co., Inc. (b)                       $   5,762,000
           Personal Products - 3.1 %
  106,200  Alberto-Culver Co. (Class B) (b)                    $   2,778,192
   84,500  Chattem, Inc. * (b)                                     5,925,140
                                                               $   8,703,332
           Total Household & Personal Products                 $  14,465,332
           Health Care Equipment & Services - 12.1 %
           Health Care Distributors - 1.7 %
  126,845  MWI Veterinary Supply, Inc. *                       $   4,996,425
           Health Care Equipment - 4.2 %
  114,100  IDEXX Laboratories, Inc. *                          $   6,423,830
  191,250  Meridian Bioscience, Inc.                               5,435,325
                                                               $  11,859,155
           Health Care Services - 2.7 %
  131,275  American Healthways, Inc. *                         $   2,500,789
  155,358  HealthExtras, Inc. *                                    5,064,671
                                                               $   7,565,460
           Health Care Supplies - 3.5 %
   79,355  Haemonetics Corp. *                                 $   4,977,146
  154,200  Immucor, Inc. * (b)                                     4,966,782
                                                               $   9,943,928
           Total Health Care Equipment & Services              $  34,364,968
           Pharmaceuticals & Biotechnology - 4.4 %
           Biotechnology - 1.3 %
  166,300  Omrix Biopharmaceuticals, Inc. * (b)                $   3,824,900
           Life Sciences Tools & Services - 1.6 %
  215,004  Qiagen NV * (b)                                     $   4,549,484
           Pharmaceuticals - 1.5 %
  214,685  Sciele Pharma, Inc. * (b)                           $   4,136,980
           Total Pharmaceuticals & Biotechnology               $  12,511,364
           Diversified Financials - 5.7 %
           Asset Management & Custody Banks - 1.9 %
   57,000  Affiliated Managers Group, Inc. * (b)               $   5,427,540
           Investment Banking & Brokerage - 2.3 %
  109,609  FCS Stone Group, Inc. *  (b)                        $   2,291,924
  102,500  Stiffel Financial Corp. * (b)                           4,189,175
                                                               $   6,481,099
           Specialized Finance - 1.5 %
  100,540  Portfolio Recovery Associates, Inc. * (b)           $   4,276,972
           Total Diversified Financials                        $  16,185,611
           Insurance - 2.7 %
           Property & Casualty Insurance - 2.7 %
   87,355  ProAssurance Corp. *                                $   4,708,435
  139,200  Tower Group, Inc.                                       2,916,240
                                                               $   7,624,675
           Total Insurance                                     $   7,624,675
           Software & Services - 13.9 %
           Application Software - 8.1 %
  259,560  Ansys, Inc. *                                       $  11,511,486
  332,600  Informatica Corp. *                                     5,610,962
  187,600  Solera Holdings, Inc. *                                 5,783,708
                                                               $  22,906,156
           Data Processing & Outsourced Services - 2.7 %
   78,550  Syntel, Inc. (b)                                    $   2,597,649
  171,700  Wright Express Corp. * (b)                              5,108,075
                                                               $   7,705,724
           Internet Software & Services - 1.2 %
  106,600  Bankrate, Inc. * (b)                                $   3,438,916
           Systems Software - 1.9 %
  177,970  Micros Systems, Inc. *                              $   5,485,035
           Total Software & Services                           $  39,535,831
           Semiconductors - 5.0 %
           Semiconductors - 5.0 %
  160,109  Diodes, Inc. * (b)                                  $   3,808,993
  157,642  Hittite Microwave Corp. * (b)                           5,578,950
  181,400  Microsemi Corp. * (b)                                   4,988,500
                                                               $  14,376,443
           Total Semiconductors                                $  14,376,443
           TOTAL COMMON STOCKS
           (Cost  $218,373,257)                                $ 264,813,767

           TEMPORARY CASH INVESTMENTS - 31.4%
           Repurchase Agreement - 6.9 %
3,935,000  Bank of America, 2.14%, dated 8/30/08, repurchase price of $3,935,000 plus accrued interest on 9/1/08 collateralized by the following:

           $5,929,783Federal National Mortgage Association, 5.0$   3,935,000

3,935,000  Barclays Plc, 2.12%, dated 8/30/08, repurchase price of $3,935,000 plus accrued interest on 9/1/08 collateralized by the following:

           $4,064,431 Federal National Mortgage Association, 5.5%  3,935,000

3,955,000  Deutsche Bank, 2.14%, dated 8/30/08, repurchase price of $3,955,000 plus accrued interest on 9/1/08 collateralized by the following:

           $3,575,435 Freddie Mac Giant, 4.5-7.0%, 6/1/23-8/1/38
           $738,997 Federal Home Loan Mortgage Corp., 5.806-6.425%, 9/1/33-
1/1/37
           $708,503 Federal National Mortgage Association (ARM), 4.915-6.303%, 6/1/35-9/1/36
           $858,225 Federal National Mortgage Association, 5.0-7.  3,955,000

3,935,000  JP Morgan Chase & Co., 2.13%, dated 8/30/08, repurchase price of $3,935,000 plus accrued interest on 9/1/08 collateralized by
           $5,369,930 Federal National Mortgage Association, 5.0   3,935,000

3,935,000  Merrill Lynch, Fenner & Smith, Inc., 2.06%, dated 8/30/08,
		repurchase price
           of $3,935,000 plus accrued interest on 9/1/08 collateralized by the following:

           $4,433,503 Freddie Mac Giant, 5.0-6.5%, 5/1/34-8/1/38
           $539,954 Government National Mortgage Association I,    3,935,000
                                                               $  19,695,000
           Total Repurchase Agreement
           (Cost  $19,695,000)                                 $  19,695,000


           Securities Lending Collateral  - 24.5%
           Certificates of Deposit:
1,989,414  CBA, 3.02%, 7/16/09                                 $  1,989,414
 994,707   Citibank,  2.73%, 10/30/08                               994,707
 994,707   Abbey National Plc, 3.15%, 8/13/09                       994,707
 995,362   Banco Santander NY, 3.09%, 12/22/08                      995,362
 994,437   Bank of Nova Scotia, 3.18%, 5/5/09                       994,437
 357,885   Bank of Scotland NY, 2.89%, 11/4/08                      357,885
1,588,086  Bank of Scotland NY, 3.03%, 9/26/08                    1,588,086
1,790,473  Barclays Bank, 3.18%, 5/27/09                          1,790,473
1,989,414  BNP Paribas NY,  2.72%, 11/3/08                        1,989,414
 835,554   Calyon NY, 2.64%, 9/29/08                                835,554
 198,593   Calyon NY, 2.69%, 1/16/09                                198,593
 117,146   Calyon NY, 2.69%, 1/16/09                                117,146
 737,734   Dexia Bank NY, 3.37%, 9/29/08                            737,734
1,790,473  DNB NOR Bank ASA NY, 2.9%, 6/8/09                      1,790,473
  85,511   Fortis, 3.11%, 9/30/08                                    85,511
1,822,304  Intesa SanPaolo S.p.A., 2.72%, 5/22/09                 1,822,304
 115,031   NORDEA NY, 2.72%, 4/9/09                                 115,031
  95,393   NORDEA NY, 2.73%, 12/1/08                                 95,393
 994,709   Royal Bank of Canada NY, 2.6%, 9/5/08                    994,709
1,492,061  Royal Bank of Canada NY, 3.0%, 8/7/09                  1,492,061
 597,043   Bank of Scotland NY, 2.96%, 11/3/08                      597,043
 115,362   Skandinavian Enskilda Bank NY, 3.18%, 9/22/08            115,362
 198,584   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09            198,584
1,790,473  Svenska Bank NY, 2.7%, 7/8/09                          1,790,473
1,253,331  Toronto Dominion Bank NY, 2.77%, 9/5/08                1,253,331
 596,824   Toronto Dominion Bank NY, 2.75%, 11/5/08                 596,824
 994,707   Wachovia, 3.62%, 10/28/08                                994,707
                                                               $ 25,525,319
           Commercial Paper:
 197,823   Dexdel, 2.7%, 11/10/08                              $    197,823
1,975,030  JP Morgan Chase & Co., 1.42%, 12/3/08                  1,975,030
 197,925   Met Life, Inc., 2.7%, 11/3/08                            197,925
1,989,414  HSBC Securities, Inc., 2.88%, 9/29/08                  1,989,414
1,953,605  Honda Finance Corp., 2.92%, 7/14/09                    1,953,605
 991,450   Royal Bank of Scotland, 2.66%, 10/14/08                  991,450
 596,755   John Deere Capital Corp., 2.78%, 12/12/08                596,755
1,989,414  Monumental Global Funding, Ltd., 3.24%, 8/17/09        1,989,414
1,790,473  New York Life Global, 2.98%, 9/4/09                    1,790,473
1,989,414  Societe Generale, 3.29%, 9/4/09                        1,989,414
 189,354   Bank Bovespa NY, 2.79%, 3/12/09                          189,354
 895,098   General Electric Capital Corp., 2.77%, 1/5/09            895,098
 994,426   General Electric Capital Corp., 2.82%, 3/16/09           994,426
 994,707   CME Group, Inc., 3.0%, 8/6/09                            994,707
 367,900   IBM, 3.18%, 2/13/09                                      367,900
 994,707   IBM, 3.18%, 6/26/09                                      994,707
1,790,473  Met Life Global Funding, 3.16%, 6/12/09                1,790,473
1,989,414  U.S. Bank, 2.912%, 8/24/09                             1,989,414
 198,726   Wachovia Corp., 2.85%, 10/28/08                          198,726
1,691,002  WestPac, 3.18%, 6/1/09                                 1,691,002
                                                               $ 23,777,111
           Mutual Funds:
1,492,061  AIM Short Term Investment Trust, 2.47%              $  1,492,061
1,492,061  Dreyfus Preferred Money Market Fund, 3.18%             1,492,061
                                                               $  2,984,122
           Tri-party Repurchase Agreements:
5,968,243  ABN Amro, 2.11%, 9/2/08                             $  5,968,243
 746,826   Barclays Capital Markets, 2.11%, 9/2/08                  746,826
 453,209   Deutsche Bank, 2.11%, 9/2/08                             453,209
7,002,739  Lehman Brothers, 2.11%, 9/2/08                         7,002,739
                                                               $ 14,171,017
           Time Deposit:
2,984,122  SunTrust Banks, Inc., 1.875%, 9/2/08                $  2,984,122
           Other:
 296,706   ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $    296,706
           Total Securities Lending Collateral                 $ 69,738,397
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $89,433,397)                                 $ 89,433,397
           TOTAL INVESTMENT IN SECURITIES - 124.3%
           (Cost  $307,806,654)                                $ 354,247,164
           OTHER ASSETS AND LIABILITIES - (24.3)%              $ (69,230,511)
           TOTAL NET ASSETS - 100.0%                           $ 285,016,653

       *   Non-income producing security.

(A.D.R.)   American Depositary Receipt.

     (a) At Auust 31, 2008, the net unrealized gain on investments based on cost for federal

           Aggregate gross unrealized gain for all investments $  57,738,408

           Aggregate gross unrealized loss for all investments in-11,300,887

           Net unrealized gain                                 $  46,437,521

     (b)   At August 31, 2008, the following securities were out on loan:

  Shares                       Description                          Value

           AAR Corp. *                                         $      79,350
          3Affiliated Managers Group, Inc. *                       3,742,146
          1Airgas, Inc.                                              645,716
          1Alberto-Culver Co. (Class B)                              329,616
        105Bankrate, Inc. *                                        3,401,817
           Central European Distribution Corp. *                     167,301
          8Chattem, Inc. *                                         5,749,840
        173China Fire & Security Group *                           1,899,540
          5Church & Dwight Co., Inc.                               3,262,500
           Colfax Corp. *                                            120,491
           Diodes, Inc. *                                             23,790
          9FCS Stone Group, Inc. *                                 2,042,907
           Hittite Microwave Corp. *                                 141,560
        331Iconix Brand Group, Inc. *                              4,286,295
          1Immucor, Inc. *                                           570,117
          8Knight Transportation, Inc.                             1,520,650
        165Microsemi Corp. *                                       4,551,250
          8The Middleby Corp. *                                    4,433,149
          1Omrix Biopharmaceuticals, Inc. *                          280,600
          3Orbital Sciences Corp. *                                  896,316
          9Portfolio Recovery Associates, Inc. *                   4,174,876
          5Qiagen NV *                                             1,122,195
        106Quanta Services, Inc. *                                 3,392,028
        198Sciele Pharma, Inc. *                                   3,828,949
          1Stiffel Financial Corp. *                                 536,419
          1Superior Well Services, Inc. *                            527,360
          6Syntel, Inc.                                            2,248,760
        280True Religion Apparel, Inc. *                           7,614,489
          7Waste Connections, Inc. *                               2,679,678
          8WMS Industries, Inc. *                                  2,768,640
          1Wolverine World Wide, Inc.                                342,290
           Wright Express Corp. *                                     13,875
           Total                                               $  67,394,510


FAS 157 Footnote Disclosures
               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of August
                   31, 2008, in valuing the Fund's assets:



Valuation Inputs                                Investments   Other Financial
					      in Securities	Instruments
Level 1 - Quoted Prices                         $264,813,767	0
Level 2 - Other Significant Observable Inputs     89,433,397	0
Level 3 - Significant Unobservable Inputs                0	0
           Total                                $354,247,164    0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.